Goodwill and Intangible Assets, net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 0.4	$ 0.1	$ 0.7	$ 0.4	$ 0.5	$ 0.5
Future amortization expense for the remainder of 2021	0.4		0.4		$ 0.5
Future amortization expense per year thereafter	$ 1.8		$ 1.8
Acquired Developed Technology [Member]
Intangible assets, weighted average amortization period			13 years 6 months		6 years	7 years